Provisions and other liabilities - Summary of Net Pre-tax Actuarial Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Net pre-tax actuarial loss	€ (3,207)	€ (2,834)	€ (3,035)